Schedule of Stock Options (Details) (Parenthetical)								3 Months Ended	12 Months Ended
	Nov. 23, 2022 USD ($) shares	Nov. 23, 2022 $ / shares	Aug. 24, 2022 USD ($) shares	Aug. 24, 2022 $ / shares	Dec. 31, 2021 shares	Feb. 19, 2021 USD ($) shares	Feb. 19, 2021 $ / shares	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	[1]	Aug. 24, 2022 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	[2]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares								1,507,580
Exercisable price per option | $ / shares										$ 0.15				$ 0.34
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares						1,037,977
Option term						5 years
Exercisable price per option | $ / shares							$ 0.335
Grant date fair value of options | $						$ 204,213
Share based compensation expense | $													$ 204,213
Officer [Member] | December 31, 2021 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares					764,706
Officer [Member] | Vest Immediately [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares						273,271
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares	400,000		300,000
Option term	5 years		5 years
Exercisable price per option | $ / shares		$ 0.15		$ 0.15
Grant date fair value of options | $			$ 28,930
Share based compensation expense | $									15,594
Employee [Member] | Vest Immediately [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares	200,000											150,000
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Grant date fair value of options | $	$ 37,387
Share based compensation expense | $									$ 20,191

[1]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).
[2]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the year ended December 31, 2022 ($204,213 for the year ended December 31, 2021) which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).